Shareholder Report, Holdings (Details) - C 000032757 [Member]	Dec. 31, 2025
S P D R S N P 500 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	770.00%
Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	360.00%
Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	220.00%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	220.00%
Emerson [Member]
Holdings [Line Items]
Percent of Net Asset Value	220.00%
Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	210.00%
B N Y Mellon [Member]
Holdings [Line Items]
Percent of Net Asset Value	210.00%
Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
Packaging Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
P N C Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%